CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Grant revenue	$ 1,153	$ 140	$ 1,979	$ 335
Operating expenses:
Research and development	8,925	5,999	32,869	26,333	$ 11,125
General and administrative	3,044	1,740	10,840	7,223	2,202
Total operating expenses	11,969	7,739	43,709	33,556	13,327
Loss from operations	(10,816)	(7,599)	(41,730)	(33,221)	(13,327)
Other income (expense):
Change in fair value of derivative liabilities		1,199	1,541	580	174
Interest income and other income (expense), net	172	(11)	303
Total other income (expense), net	172	1,188	1,844	580	174
Net loss	(10,644)	(6,411)	(39,886)	(32,641)	(13,153)
Less: Net loss attributable to non-controlling interest		(535)	(1,143)	(7,150)	(2,999)
Net loss attributable to Spero Therapeutics, Inc.	(10,644)	(5,876)	(38,743)	(25,491)	(10,154)
Cumulative dividends on redeemable convertible preferred shares		(1,236)	(6,146)	(3,441)	(932)
Accretion of redeemable bridge units and redeemable convertible preferred shares to redemption value		(18)	(1,208)	(996)	(2,341)
Net loss attributable to common shareholders of Spero Therapeutics, Inc.	$ (10,644)	$ (7,130)	$ (46,097)	$ (29,928)	$ (13,427)
Net loss per share attributable to common shareholders per share, basic and diluted	$ (0.74)	$ (21.60)	$ (17.82)	$ (95.87)	$ (53.11)
Weighted average common shares outstanding, basic and diluted:	14,369,182	330,075	2,586,865	312,169	252,807
Comprehensive loss:
Net loss	$ (10,644)	$ (6,411)	$ (39,886)	$ (32,641)	$ (13,153)
Other comprehensive loss:
Unrealized gain (loss) on marketable securities	(29)
Total other comprehensive loss	(29)
Total comprehensive loss	$ (10,673)	$ (6,411)